INCOME TAX - Schedule of reconciliation of tax credit (expense) at statutory rate to actual credit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of tax charge
Profit, (loss) before taxation	$ (8,492)	$ (12,012)	$ 14,987
Profit, (loss) multiplied by standard rate of tax in The Netherlands	2,190	3,099	(3,866)
Effects of:
Tax rate in other jurisdictions	999	1,123	554
Non-taxable income	657	6	2,680
Non deductible expenses	(1,527)	(266)	(7)
Share based payments	(2,510)	(2,022)	(531)
Adjustments of prior periods	(1,531)	168	15
Change in statutory applicable tax rate	0	0	(1)
(De)recognition of deferred tax assets	(333)	0	0
U.S. State taxes and other	(1,294)	(644)	(157)
Income tax credit (expense)	$ (3,349)	$ 1,464	$ (1,313)